Schedule of Investments
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.97%
Australia–2.52%
National Storage REIT	1,026,540	$1,537,744
Stockland	766,453	2,309,553
		3,847,297
Canada–1.74%
StorageVault Canada, Inc.	801,821	2,653,225
France–1.88%
Unibail-Rodamco-Westfield SE	32,509	2,864,361
Germany–3.98%
LEG Immobilien SE	54,983	4,889,865
Sirius Real Estate Ltd.	938,497	1,175,800
		6,065,665
Hong Kong–3.85%
Link REIT	369,200	1,556,700
Sun Hung Kai Properties Ltd.	344,600	3,329,700
Swire Properties Ltd.	540,800	994,683
		5,881,083
Japan–8.15%
Mitsui Fudosan Co. Ltd.	309,600	2,844,313
Nippon Accommodations Fund, Inc.	988	3,994,436
Nomura Real Estate Master Fund, Inc.	2,215	2,081,326
Sumitomo Realty & Development Co. Ltd.	59,400	1,859,982
Tokyu Fudosan Holdings Corp.	238,600	1,653,861
		12,433,918
Netherlands–1.02%
CTP N.V.(a)	86,692	1,551,345
Philippines–0.45%
SM Prime Holdings, Inc.	1,491,400	687,753
Singapore–2.10%
CapitaLand Ascendas REIT	395,300	766,008
Mapletree Logistics Trust	2,463,700	2,437,311
		3,203,319
Spain–2.44%
Cellnex Telecom S.A.(a)	43,564	1,591,394
Merlin Properties SOCIMI S.A.	106,288	1,281,214
Neinor Homes S.A.(a)	66,686	843,401
		3,716,009
Sweden–2.80%
Castellum AB(b)	121,961	1,523,113
Fastighets AB Balder, Class B(b)	405,105	2,742,856
		4,265,969
United Kingdom–4.43%
Big Yellow Group PLC	109,605	1,754,087
British Land Co. PLC (The)	252,125	1,418,052
Shares		Value
United Kingdom–(continued)
LondonMetric Property PLC	904,338	$2,379,259
Urban Logistics REIT PLC	792,896	1,205,444
		6,756,842
United States–63.61%
Alexandria Real Estate Equities, Inc.	47,872	5,696,768
American Tower Corp.	11,929	2,334,983
Camden Property Trust	56,319	5,781,145
Digital Realty Trust, Inc.	15,032	2,184,751
Equinix, Inc.	15,376	11,731,581
Extra Space Storage, Inc.	46,698	6,760,470
Healthpeak Properties, Inc.	234,256	4,661,694
Highwoods Properties, Inc.	117,660	3,055,630
Hilton Worldwide Holdings, Inc.	15,650	3,139,390
Host Hotels & Resorts, Inc.	277,443	4,977,327
Invitation Homes, Inc.	195,168	6,789,895
Outfront Media, Inc.	162,951	2,354,642
Prologis, Inc.	38,671	4,272,759
Public Storage	26,149	7,160,381
Realty Income Corp.	122,034	6,475,124
Rexford Industrial Realty, Inc.(c)	183,006	8,301,152
Simon Property Group, Inc.	33,129	5,012,749
Welltower, Inc.(c)	36,648	3,799,298
Weyerhaeuser Co.	84,076	2,524,802
		97,014,541
Total Common Stocks & Other Equity Interests (Cost $146,851,492)		150,941,327
Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	177,470	177,470
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(d)(e)	126,694	126,732
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	202,823	202,823
Total Money Market Funds (Cost $507,025)		507,025
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.30% (Cost $147,358,517)		151,448,352
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.02%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,570,104	2,570,104
Invesco Private Prime Fund, 5.48%(d)(e)(f)	6,606,085	6,608,067
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,178,171)		9,178,171
TOTAL INVESTMENTS IN SECURITIES—105.32% (Cost $156,536,688)		160,626,523
OTHER ASSETS LESS LIABILITIES–(5.32)%		(8,115,282)
NET ASSETS–100.00%		$152,511,241

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $3,986,140, which represented 2.61% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$570,234	$5,453,492	$(5,846,256)	$-	$-	$177,470	$7,457
Invesco Liquid Assets Portfolio, Institutional Class	407,211	3,895,351	(4,175,755)	-	(75)	126,732	5,435
Invesco Treasury Portfolio, Institutional Class	651,696	6,232,563	(6,681,436)	-	-	202,823	8,503
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,184,456	8,920,061	(9,534,413)	-	-	2,570,104	14,926*
Invesco Private Prime Fund	8,188,597	17,439,059	(19,019,635)	144	(98)	6,608,067	38,359*
Total	$13,002,194	$41,940,526	$(45,257,495)	$144	$(173)	$9,685,196	$74,680

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,847,297	$—	$3,847,297
Canada	2,653,225	—	—	2,653,225
France	—	2,864,361	—	2,864,361
Germany	—	6,065,665	—	6,065,665
Hong Kong	—	5,881,083	—	5,881,083
Japan	—	12,433,918	—	12,433,918
Netherlands	—	1,551,345	—	1,551,345
Philippines	—	687,753	—	687,753
Singapore	—	3,203,319	—	3,203,319
Spain	—	3,716,009	—	3,716,009
Sweden	—	4,265,969	—	4,265,969
United Kingdom	—	6,756,842	—	6,756,842
United States	97,014,541	—	—	97,014,541
Money Market Funds	507,025	9,178,171	—	9,685,196
Total Investments	$100,174,791	$60,451,732	$—	$160,626,523
Invesco Global Real Estate Fund